FINANCIAL INSTRUMENTS (Narrative) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Investments, All Other Investments [Abstract]
Notional amount of the hedging instruments	$ 17,675	$ 16,174